QUARTERLY DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly data summary:
The following is a summary of unaudited quarterly data:

	Year ended December 31, 2015
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net earnings	$1,772.3	$2,218.7	$2,269.9	$2,244.8	$8,505.7
Gross profit	625.1	774.6	762.9	740.7	2,903.3
Net earnings attributable to Laboratory Corporation of America Holdings	1.5	168.4	152.8	114.2	436.9
Basic earnings per common share	0.02	1.67	1.51	1.13	4.42
Diluted earnings per common share	0.02	1.64	1.49	1.11	4.34
The quarterly data above reflects all measurement period adjustments as of the Acquisition Date.

	Year ended December 31, 2014
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Full Year
Net earnings	$1,430.7	$1,516.4	$1,551.8	$1,512.7	$6,011.6
Gross profit	516.8	568.6	571.2	546.5	2,203.1
Net earnings attributable to Laboratory Corporation of America Holdings	113.1	141.3	137.2	119.6	511.2
Basic earnings per common share	1.33	1.67	1.62	1.41	6.03
Diluted earnings per common share	1.31	1.64	1.59	1.37	5.91